Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Revenue - Disaggregation
Uranium Fuel services Other Total
Customer geographical region
Americas $ 547,257 $ 287,802 $ 12,769 $ 847,828
Europe 218,879 77,110 2,945 298,934
Asia 288,857 39,365 - 328,222
$ 1,054,993 $ 404,277 $ 15,714 $ 1,474,984
Contract type
Fixed-price $ 307,858 $ 384,065 $ 11,421 $ 703,344
Market-related 747,135 20,212 4,293 771,640
$ 1,054,993 $ 404,277 $ 15,714 $ 1,474,984
Uranium Fuel services Other Total
Customer geographical region
Americas $ 593,182 $ 206,011 $ 3,321 $ 802,514
Europe 323,565 123,864 3,331 450,760
Asia 499,378 47,421 - 546,799
$ 1,416,125 $ 377,296 $ 6,652 $ 1,800,073
Contract type
Fixed-price $ 410,376 $ 355,552 $ 3,331 $ 769,259
Market-related 1,005,749 21,744 3,321 1,030,814
$ 1,416,125 $ 377,296 $ 6,652 $ 1,800,073

Revenue - Contract liabilities	2021 2020 Beginning of year $ 14,382 $ 17,418 Additions 16,531 6,994 Recognized in revenue (7,596) (10,026) Effect of movements in exchange rates (1) (4) End of year $ 23,316 $ 14,382
Revenue - Remaining performance obligations
2022 2023 2024 2025 2026 Thereafter Total
Uranium $ 298,355 $ 273,739 $ 332,247 $ 219,546 $ 108,004 $ 527,366 $ 1,759,257
Fuel services 298,232 248,395 269,227 241,940 181,707 560,458 1,799,959
Total $ 596,587 $ 522,134 $ 601,474 $ 461,486 $ 289,711 $ 1,087,824 $ 3,559,216